Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2012
Employee Stock Option [Member]
Stock option details
Shares available for future grants	10,102			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life (Years)	7 years	7 years
Dividend yield (as a percent)	6.04%	2.93%
Interest rate (as a percent)	0.74%	1.97%
Volatility (as a percent)	29.04%	26.97%
Number of options granted (in shares)	35,000
Stock option activity
Options outstanding at the beginning of the period (in shares)	658,588
Plus: Options granted (in shares)	35,000
Less:
Exercise of stock options (in shares)	26,010
Options forfeited (in shares)	16,451
Options outstanding at the end of the period (in shares)	651,127	658,588
Options fully vested and exercisable at the end of the period (in shares)	409,782
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 27.55
Plus: Options granted, weighted average exercise price (in dollars per share)	18.79
Less:
Options exercised, weighted average exercise price (in dollars per share)	20.87
Options forfeited, weighted average exercise price (in dollars per share)	31.94
Options outstanding at the end, weighted average exercise price (in dollars per share)	27.24	$ 27.55
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 22.98
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	5 years 18 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	3 years 7 months 9 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 6,817,000
Options fully vested and exercisable at the end, aggregate intrinsic value	5,953,000
Stock-based compensation expense	743,000	$ 980,000	$ 1,035,000
Stock-based compensation cost, unrecognized, related to non-vested options	$ 1,254,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	1 year 8 months 12 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 2.46	$ 7.38	$ 11.78
Total fair value of stock options vested	$ 1,218,000	$ 1,333,000	$ 1,077,000
Total intrinsic value of stock options exercised	$ 356,000	$ 2,373,000	$ 2,045,000
Incentive Stock Options to 10 Percent Shareholders [Member]
Stock option details
Maximum exercisable period for options granted	5 years